Earnings Per Share - Schedule of stockholders equity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net Income (Loss)	$ 13,163		$ 4,513		$ 78,753		$ 31,344		$ 39,742	$ 37,797
Income allocated to participating securities	0		194		2,190		1,350		1,711	1,682
Net income attributable to unitholders	$ 13,163		$ 4,319		$ 76,563		$ 29,994		$ 38,031	$ 36,115
Shares outstanding	19,576,804		12,904,495		19,576,804		12,904,495				19,571,965	12,904,495
Weighted average common shares outstanding - basic	19,572,595	[1]	12,904,495	[1]	16,446,038	[1]	12,904,495	[1]	122,900	122,900
Weighted average common shares outstanding - diluted	19,572,595	[1]	12,904,495	[1]	16,446,038	[1]	12,904,495	[1]	122,900	122,900
Earnings per unit, basic	$ 0.67	[1]	$ 0.33	[1]	$ 4.66	[1]	$ 2.32	[1]	$ 309.45	$ 293.85
Earnings per unit, diluted	$ 0.67	[1]	$ 0.33	[1]	$ 4.66	[1]	$ 2.32	[1]	$ 309.45	$ 293.85

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of American Integrity Insurance Group, Inc. as a result of the Corporate Contribution. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 13 — “Earnings Per Share.”